Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss attributable to Class A shareholders and participating securities	$ (2,680)	$ (2,690)	$ (7,284)	$ (4,055)	$ (6,236)	$ (2,194)
Less: net loss allocated to participating securities	363	0	363	0	0	0
Less: net loss allocated to participating securities	363	0	363	0	0	0
Net loss allocated to Class A shareholders	(3,043)	(2,690)	(7,647)	(4,055)	(6,236)	(2,194)
Net loss allocated to Class A shareholders	$ (3,043)	$ (2,690)	$ (7,647)	$ (4,055)	$ (6,236)	$ (2,194)
Weighted average common shares outstanding - basic (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Options to purchase common stock (in shares)					0	0
Unvested restricted stock units (in shares)					0	0
Weighted average common shares outstanding - diluted (in shares)	233,000	68,000	179,000	66,000	68,000	54,000
Net (loss) income per common share, basic (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)
Net (loss) income per common share, diluted (in dollars per share)	$ (13.01)	$ (39.01)	$ (42.68)	$ (60.82)	$ (91.26)	$ (40.40)
Common Class B
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock (in shares)					0	0